9. Other receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	R$ 430	R$ 909
Other receivables, current	302	267	R$ 119
Other receivables, noncurrent	128	642	R$ 612
Receivable from Paes Mendonça
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	0	532
Accounts receivable from insurers
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	213	208
Receivable from sale of subsidiaries
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	82	81
Lease receivables
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	44	48
Receivables from sale of real estate properties
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	40	5
Other
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	67	47
Allowance for doubtful other receivables
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	R$ (16)	R$ (12)